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Semiannual Report April 30, 2000

Oppenheimer
Capital Preservation Fund

[LOGO]OppenheimerFunds/R/
The Right Way to Invest


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[INSIDE BLANK FRONT COVER]

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PRESIDENT'S LETTER

BRIDGET A. MACASKILL
President
Oppenheimer
Capital Preservation Fund

DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may have assumed too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

Several months ago, Alan Greenspan, the Chairman of the Federal Reserve Board, stated his view that the spectacular returns some sectors of the market were then experiencing may have been partly responsible for pushing our economy to growth rates that could lead to higher inflation. Today it is clear that the dramatic rise in the prices of a narrow segment of the market created enormous wealth for some investors. The result of this new-found wealth has been a substantial increase in spending that the Federal Reserve Board believes could threaten the healthy growth of our economy.

That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed has been attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

The implications of the Fed's resolve are clear: investors must continue to be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth often reduces corporate earnings and puts downward pressure on stock prices. Highly valued stocks can be particularly vulnerable to a correction. The
Securities and Exchange Commission Chairman, Arthur Levitt, has been cautioning investors against the expectation that the types of returns seen in the recent bull market will last forever.

Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

While some "new economy" stocks have risen over the last year, many so-called "old economy" stocks are selling at low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor.

What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuations, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

We thank you for your continued confidence in OppenheimerFunds, THE RIGHT WAY TO
INVEST.

Sincerely,

/s/Bridget A. Macaskill

Bridget A. Macaskill

May 19, 2000

2 Oppenheimer Capital Preservation Fund


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OPPENHEIMER CAPITAL PRESERVATION FUND


STRATEGY
The Fund is designed to invest in shares of other Oppenheimer fixed income mutual funds. While keeping a portfolio duration of 2 1 /2 to 3 years, we will attempt to allocate the assets of the portfolio primarily among Class Y shares of Oppenheimer Limited-Term Government Fund, Class Y shares of Oppenheimer Bond
Fund, Class Y shares of Oppenheimer Strategic Income Fund and shares of
Oppenheimer Money Market Fund, Inc. And although the Fund currently does not invest in Class Y shares of Oppenheimer U.S. Government Trust, it can.(1)


COMMENTARY BY JOHN KOWALIK, PORTFOLIO MANAGER
This has been an eventful period in the fixed income markets, characterized by increased volatility and the emergence of some new interest rate trends. One notable event was January's inversion of the yield curve. Short-term interest rates rose during the period, influenced by continued Federal Reserve rate tightening. However, yields on 30-year Treasury bonds were suppressed due to the "shortage effect" caused by the reduced issuance calendar and the government's debt buy-back program. Additional market gyrations were inspired by earlier speculation that the government might withdraw its backing of federal agency debt, a trial balloon that was later shot down by Treasury officials.


Corporate and mortgage securities underperformed Treasuries during the period. This was due, in part, to the attractive alternative yields available from shorter-term government securities and concern about the effects of accelerating inflation rates. Also, some investors, surprised by the rally in short-term government securities, needed to sell corporate and mortgage securities to raise cash to cover their short government positions. This increased the downward pressure on the prices of these bonds.


During the six-month period ended April 30, 2000, Oppenheimer Capital
Preservation Fund shielded investors from the downward pressure on the prices of bonds owned by the underlying Funds and maintained a stable share value.
Similarly, as new assets came into the Fund, they were invested in the higher current interest rate environment, boosting the Fund's yield.


1. Oppenheimer Capital Preservation Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share.

3 Oppenheimer Capital Preservation Fund

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STATEMENT OF INVESTMENTS                                                                 April 30, 2000 (Unaudited)



                                                                                                                      MARKET VALUE
                                                                                                       SHARES          SEE NOTE 1
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FIXED INCOME FUNDS - 82.9%
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
Oppenheimer Bond Fund, Y Shares                                                                         27,569          $  267,421
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Oppenheimer Limited-Term Government Fund, Y Shares                                                     471,893           4,643,428
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Oppenheimer Strategic Income Fund, Y Shares                                                            320,096           1,357,211
                                                                                                                     --------------
Total Common Stocks (Cost $6,302,935)                                                                                    6,268,060

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MONEY MARKET FUND - 9.6%
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Oppenheimer Money Market Fund, Inc. (Cost $724,235)                                                    724,235             724,235

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TOTAL INVESTMENTS, AT VALUE (COST $7,027,170)                                                             92.5%          6,992,295
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OTHER ASSETS NET OF LIABILITIES                                                                            7.5             565,291
                                                                                         ------------------------------------------
NET ASSETS                                                                                               100.0%         $7,557,586
                                                                                         ==========================================


See accompanying Notes to Financial Statements.




4  Oppenheimer Capital Preservation Fund

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STATEMENT OF ASSETS AND LIABILITIES                                                 April 30, 2000 (Unaudited)



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ASSETS
Investments, at value (cost $7,027,170) - see accompanying statement                                                     $6,992,295
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Receivables and other assets:
Shares of beneficial interest sold                                                                                          497,196
Wrapper agreement - Note 5                                                                                                   84,999
Interest and dividends                                                                                                       30,014
Other                                                                                                                         2,347
                                                                                                              ----------------------
Total assets                                                                                                              7,606,851

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LIABILITIES
Bank overdraft                                                                                                               37,213
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Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                        6,108
Transfer and shareholder servicing agent fees                                                                                 2,974
Distribution and service plan fees                                                                                            1,446
Wrapper fee                                                                                                                     881
Custodian fees                                                                                                                  624
Other                                                                                                                            19
                                                                                                              ----------------------
Total liabilities                                                                                                            49,265

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NET ASSETS                                                                                                               $7,557,586
                                                                                                              ======================

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COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                          $7,557,586
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Overdistributed net investment income                                                                                        (1,870)
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Accumulated net realized loss on investment transactions                                                                    (48,254)
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Net unrealized appreciation on investments                                                                                   50,124
                                                                                                              ----------------------
Net assets                                                                                                               $7,557,586
                                                                                                              ======================





5  Oppenheimer Capital Preservation Fund

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NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$7,459,465 and 745,948 shares of beneficial interest outstanding)                                                            $10.00
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                                                                  $10.36

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Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $77,451
and 7,745 shares of beneficial interest outstanding)                                                                         $10.00

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Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,630
and 1,963 shares of beneficial interest outstanding)                                                                         $10.00

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Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,040 and 104 shares of beneficial interest outstanding)                                                      $10.00

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See accompanying Notes to Financial Statements.





6  Oppenheimer Capital Preservation Fund


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STATEMENT OF OPERATIONS                                                          For the Six Months Ended April 30, 2000 (Unaudited)


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INVESTMENT INCOME
Dividends                                                                                                                  $212,903
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Interest                                                                                                                      2,788
                                                                                                              ----------------------
Total income                                                                                                                215,691

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EXPENSES
Management fees                                                                                                              22,679
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Distribution and service plan fees:
Class A                                                                                                                       7,470
Class B                                                                                                                         225
Class C                                                                                                                          58
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Legal, auditing and other professional fees                                                                                   7,500
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Wrapper fee                                                                                                                   4,892
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Transfer and shareholder servicing agent fees                                                                                 2,974
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Custodian fees and expenses                                                                                                     816
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Other                                                                                                                           701
                                                                                                              ----------------------
Total expenses                                                                                                               47,315
Less expenses paid indirectly                                                                                                  (192)
Less voluntary assumption                                                                                                   (13,553)
                                                                                                              ----------------------
Net expenses                                                                                                                 33,570

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NET INVESTMENT INCOME                                                                                                       182,121

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REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                            (48,254)
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Net change in unrealized appreciation or depreciation on investments                                                         50,130
                                                                                                              ----------------------
Net realized and unrealized gain                                                                                              1,876

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NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                       $183,997
                                                                                                              ======================


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See accompanying Notes to Financial Statements.



7  Oppenheimer Capital Preservation Fund

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STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS ENDED
                                                                                        APRIL 30, 2000           PERIOD ENDED
                                                                                         (UNAUDITED)          OCTOBER 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                             $182,121                  $567
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Net realized gain (loss)                                                                           (48,254)                   --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                               50,130                    (6)
                                                                                    -----------------------   ----------------------
Net increase in net assets resulting from operations                                               183,997                   561

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DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                           (182,459)                 (545)
Class B                                                                                             (1,211)                   (5)
Class C                                                                                               (310)                   (5)
Class Y                                                                                                (32)                   (6)

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BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                          7,359,481                    --
Class B                                                                                             76,454                    --
Class C                                                                                             18,629                    --
Class Y                                                                                                 37                    --

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NET ASSETS
Total increase                                                                                   7,454,586                    --
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Beginning of period                                                                                103,000               103,000(2)
                                                                                    -----------------------   ----------------------
End of period [including undistributed (overdistributed) net investment
income of $(1,870) and $21, respectively]                                                       $7,557,586              $103,000
                                                                                    =======================   ======================


1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.
2. Reflects the value of the Manager's initial seed money investment at June 11, 1999.

See accompanying Notes to Financial Statements.



8  Oppenheimer Capital Preservation Fund

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FINANCIAL HIGHLIGHTS

                                                CLASS A                                CLASS B
                                                ------------------------------------   -------------------------------------

                                                SIX MONTHS            PERIOD ENDED     SIX MONTHS          PERIOD ENDED
                                                ENDED APRIL 30,       OCTOBER 31,      ENDED APRIL 30,     OCTOBER 31,
                                                2000 (UNAUDITED)             1999(1)   2000 (UNAUDITED)           1999(1)
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PER SHARE OPERATING DATA
Net asset value, beginning of period                        $10.00           $10.00              $10.00           $10.00
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Income from investment operations:
Net investment income                                          .30              .05                 .26              .05
Net realized and unrealized gain                                --               --                 .01               --
                                                ----------------------------------------------------------------------------
Total income from investment operations                        .30              .05                 .27              .05
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Total dividends from net investment income                    (.30)            (.05)               (.27)            (.05)
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Net asset value, end of period                              $10.00           $10.00              $10.00           $10.00
                                                ===================   ==============   =================   ==============

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TOTAL RETURN, AT NET ASSET VALUE(2)                          3.04%            0.55%               2.68%            0.48%
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RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $7,459             $100                 $77               $1
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Average net assets (in thousands)                           $6,059             $100                 $46               $1
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Ratios to average net assets:(3)
Net investment income                                        5.53%            5.75%               4.85%            5.10%
Expenses                                                     1.54%            1.55%               2.29%            2.25%
Expenses, net of indirect expenses and
voluntary assumption                                         1.09%            1.12%               1.83%            1.81%
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Portfolio turnover rate(4)                                     86%               0%                 86%               0%

1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $11,554,763 and $4,582,572, respectively.

See accompanying Notes to Financial Statements.




9  Oppenheimer Capital Preservation Fund

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FINANCIAL HIGHLIGHTS

                                                 CLASS C                                 CLASS Y
                                                 ------------------------------------    ---------------------------------------

                                                 SIX MONTHS            PERIOD ENDED      SIX MONTHS           PERIOD ENDED
                                                 ENDED APRIL 30,       OCTOBER 31,       ENDED APRIL 30,      OCTOBER 31,
                                                 2000 (UNAUDITED)             1999(1)    2000 (UNAUDITED)            1999(1)
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PER SHARE OPERATING DATA
Net asset value, beginning of period                         $10.00           $10.00                $10.00           $10.00
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Income from investment operations:
Net investment income                                           .26              .05                   .31              .06
Net realized and unrealized gain                                .01               --                    --               --
                                                 -------------------------------------------------------------------------------
Total income from investment operations                         .27              .05                   .31              .06
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Dividends and/or distributions to shareholders:
Total dividends from net investment income                     (.27)            (.05)                 (.31)            (.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $10.00           $10.00                $10.00           $10.00
                                                 ===================   ==============    ==================   ==============

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TOTAL RETURN, AT NET ASSET VALUE(2)                           2.68%            0.48%                 3.16%            0.57%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $20               $1                    $1               $1
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Average net assets (in thousands)                               $12               $1                    $1               $1
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Ratios to average net assets:(3)
Net investment income                                         4.82%            5.10%                 5.62%            6.19%
Expenses                                                      2.30%            2.25%                 1.47%            1.15%
Expenses, net of indirect expenses and
voluntary assumption                                          1.85%            1.81%                 1.01%            0.72%
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Portfolio turnover rate(4)                                      86%               0%                   86%               0%


1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $11,554,763 and $4,582,572, respectively.

See accompanying Notes to Financial Statements.


 10  Oppenheimer Capital Preservation Fund

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NOTES TO FINANCIAL STATEMENTS Unaudited

1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund seeks high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B and Class C shares are offered without front-end sales charge, but may be subject to a contingent deferred-sales charge (CDSC) if redeemed within 5 years or 12 months, respectively, of purchase. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor).

All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract (GIC) obligates the contract provider to maintain the "Book Value" of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The fair value of the contract generally will be equal to the difference between the "Book Value," and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability ("wrapper agreement") of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset ("wrapper agreement") of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of April 30, 2000, the Fund has entered into one wrapper agreement, with the Bank of America, NA.



11       Oppenheimer Capital Preservation Fund

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NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
1.  SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

TRUSTEES' COMPENSATION. The Fund has adopted a unfunded retirement plan for the Fund's independent Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-distribution date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.



12        Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
1.  SIGNIFICANT ACCOUNTING POLICIES Continued

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the six months ended April 30, 2000 were as follows:

                                             SIX MONTH PERIOD ENDED APRIL 30, 2000
                                                     SHARES                 AMOUNT
-----------------------------------------------------------------------------------
CLASS A
Sold                                              1,196,717            $11,967,176
Dividends and/or distributions reinvested            18,300                183,003
Redeemed                                           (479,069)            (4,790,698)
                                                  ---------            -----------
Net increase                                        735,948            $ 7,359,481
                                                  =========            ===========

-----------------------------------------------------------------------------------
CLASS B
Sold                                                  7,524            $    75,238
Dividends and/or distributions reinvested               121                  1,216
Redeemed                                                 --                     --
                                                  ---------            -----------
Net increase                                          7,645            $    76,454
                                                  =========            ===========

-----------------------------------------------------------------------------------
CLASS C
Sold                                                  2,346            $    23,458
Dividends and/or distributions reinvested                31                    316
Redeemed                                               (514)                (5,145)
                                                  ---------            -----------
Net increase                                          1,863            $    18,629
                                                  =========            ===========

-----------------------------------------------------------------------------------
CLASS Y
Sold                                                     --            $        --
Dividends and/or distributions reinvested                 4                     37
Redeemed                                                 --                     --
                                                 ----------            -----------
Net increase                                              4            $        37
                                                 ==========            ===========

There were no transactions in shares of beneficial interest for the period from September 27, 1999 (commencement of operations) to October 31, 1999.

3.  UNREALIZED GAINS AND LOSSES ON SECURITIES
As of April 30, 2000, net unrealized depreciation on securities of $34,875 was composed entirely of gross depreciation.



13   Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. That fee shall be reduced by the management fees received by the Manager during the period from the underlying funds attributable to investments by the Fund in shares of such underlying funds. This is to assure that the management fee paid directly and indirectly by the Fund to the Manager shall not exceed the fees described above.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the shareholder servicing agent for the other Oppenheimer funds.

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc (OFDI) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

------------------- ------------ -------------------- -------------------- ------------------- --------------------
                     AGGREGATE    CLASS A FRONT-END    COMMISSIONS ON       COMMISSIONS ON      COMMISSIONS ON
                     FRONT-END    SALES CHARGES        CLASS A SHARES       CLASS B SHARES      CLASS C SHARES
                     SALES        RETAINED BY          ADVANCED BY          ADVANCED BY         ADVANCED BY
                     CHARGES ON   DISTRIBUTOR          DISTRIBUTOR1         DISTRIBUTOR1        DISTRIBUTOR1
SIX                  CLASS A
MONTHS ENDED         SHARES
-------------------- ------------ -------------------- -------------------- ------------------- --------------------
  April 30, 2000       $14,249          $1,250               $14,249              $2,257               $ --
-------------------- ------------ -------------------- -------------------- ------------------- --------------------

1. THE DISTRIBUTOR ADVANCES COMMISSION PAYMENTS TO DEALERS FOR CERTAIN SALES OF CLASS A SHARES AND FOR SALES OF CLASS B AND CLASS C SHARES FROM ITS OWN RESOURCES AT THE TIME OF SALE.

-------------------- --------------------------- -------------------------------- ----------------------------------
SIX                  CLASS A CONTINGENT          CLASS B CONTINGENT DEFERRED      CLASS C CONTINGENT DEFERRED
MONTHS               DEFERRED SALES CHARGES      SALES CHARGES RETAINED BY        SALES CHARGES RETAINED BY
ENDED                RETAINED BY DISTRIBUTOR     DISTRIBUTOR                      DISTRIBUTOR
-------------------- --------------------------- -------------------------------- ----------------------------------
 April 30, 2000                 $ --                          $ --                              $ --
-------------------- --------------------------- -------------------------------- ----------------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2000, payments under the Class A Plan totaled $7,470, all of which was paid by the Distributor to recipients. That included $1,554 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.





14       Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

4.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


----------------------------------------------------------------------------------------------------------------------
         DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE SIX MONTHS ENDED APRIL 30, 2000 WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS B PLAN                $225                   $--                     $3,655                      4.72%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS C PLAN                  58                     --                      --                               --
------------------- --------------------- ---------------------- ---------------------------- ------------------------

5.  ILLIQUID OR RESTRICTED SECURITIES
As of April 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.

6.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended April 30, 2000.


15   Oppenheimer Capital Preservation Fund

OPPENHEIMER CAPITAL PRESERVATION FUND

    OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                              Donald W. Spiro, Vice Chairman of the
                                  Board of Trustees
                              Bridget A. Macaskill, Trustee and President
                              Robert G. Galli, Trustee
                              Phillip A. Griffiths, Trustee
                              Benjamin Lipstein, Trustee
                              Elizabeth B. Moynihan, Trustee
                              Kenneth A. Randall, Trustee
                              Edward V. Regan, Trustee
                              Russell S. Reynolds, Jr., Trustee
                              Clayton K. Yeutter, Trustee
                              John S. Kowalik, Vice President
                              Andrew J. Donohue, Secretary
                              Brian W. Wixted, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Robert G. Zack, Assistant Secretary

    INVESTMENT ADVISOR        OppenheimerFunds, Inc.

    DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

    TRANSFER AND              OppenheimerFunds Services
    SHAREHOLDER SERVICING
    AGENT

    CUSTODIAN OF PORTFOLIO    Citibank, N.A.
    SECURITIES

    INDEPENDENT AUDITORS      KPMG LLP

    LEGAL COUNSEL             Mayer, Brown & Platt

    The financial statements included herein have been taken from the records of the Fund without examination of the independent accountants.

    This is a copy of a report to shareholders of Oppenheimer Capital Preservation Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Capital Preservation Fund. For material information concerning the Fund, see the Prospectus.

    SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203



     (C) Copyright 2000 OppenheimerFunds, Inc.  All rights reserved.







16   Oppenheimer Capital Preservation Fund

RS0755.001.400   June 29, 2000

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